Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 874,919,000	¥ 885,056,000	¥ 899,406,000
Acquisition of subsidiaries	144,533,000
Additions	50,821,000	1,503,000	2,134,000
Disposals/Write off	(74,430,000)
Amortization charge	(39,766,000)	(11,022,000)	(15,325,000)
Ending balance	956,077,000	874,919,000	885,056,000
Adjustment on correction of errors (net of tax) [member]
Disclosure of detailed information about intangible assets [line items]
Disposals/Write off		(538,566,000)	(426,756,000)
Impairment		537,948,000	425,597,000
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,099,155,000	1,642,721,000	2,073,765,000
Ending balance	1,239,836,000	1,099,155,000	1,642,721,000
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(159,624,000)	(155,105,000)	(146,202,000)
Ending balance	(219,593,000)	(159,624,000)	(155,105,000)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,612,000)	(602,560,000)	(1,028,157,000)
Ending balance	(64,166,000)	(64,612,000)	(602,560,000)
Trademarks and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	846,628,000	846,628,000	846,628,000
Acquisition of subsidiaries	18,379,000
Additions	28,306,000
Impairment	0	0	0
Ending balance	893,313,000	846,628,000	846,628,000
Trademarks and licenses [member] | Adjustment on correction of errors (net of tax) [member]
Disclosure of detailed information about intangible assets [line items]
Disposals/Write off		(537,948,000)	(426,000,000)
Impairment		537,948,000	426,000,000
Trademarks and licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	846,628,000	1,389,576,000	1,815,576,000
Ending balance	893,313,000	846,628,000	1,389,576,000
Trademarks and licenses [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	(5,000,000)	(5,000,000)
Ending balance		0	(5,000,000)
Trademarks and licenses [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	(537,948,000)	(963,948,000)
Ending balance	0	0	(537,948,000)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,291,000	38,428,000	52,778,000
Acquisition of subsidiaries	126,154,000
Additions	22,515,000	1,503,000	2,134,000
Disposals/Write off	(74,430,000)	(618,000)	(756,000)
Impairment			(403,000)
Amortization charge	(39,766,000)	(11,022,000)	(15,325,000)
Ending balance	62,764,000	28,291,000	38,428,000
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	252,527,000	253,145,000	258,189,000
Ending balance	346,523,000	252,527,000	253,145,000
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(159,624,000)	(150,105,000)	(141,202,000)
Ending balance	(219,593,000)	(159,624,000)	(150,105,000)
Computer software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,612,000)	(64,612,000)	(64,209,000)
Ending balance	¥ (64,166,000)	¥ (64,612,000)	¥ (64,612,000)